EARNINGS PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
29.	EARNINGS PER SHARE

Basic earnings per share is computed by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share reflects the potential dilution of securities by including other potential common stock, including convertible preferred stock, stock options and warrants, in the weighted average number of common shares outstanding for the period, if dilutive. The numerators and denominators used in the computations of basic and dilutive earnings per share are presented in the following table:

	Three months ended	Three months ended
	June 30, 2013	June 30, 2012
BASIC
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income used in computing basic earnings per share	$14,330,940	$10,290,022
Basic earnings per share	$0.12	$0.14

Basic weighted average shares outstanding	115,366,595	73,836,392

	Three months ended June 30, 2013	Three months ended June 30, 2012
DILUTED
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income used in computing basic earnings per share	$14,330,940	$10,290,022
Basic earnings per share	$0.12	$0.13

Basic weighted average shares outstanding	115,366,595	73,836,392
Add: weight average Series B Convertible preferred shares outstanding	7,000,000	7,000,000
Diluted weighted average shares outstanding	122,366,595	80,836,392

	Six months ended	Six months ended
	June 30, 2013	June 30, 2012
BASIC
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income used in computing basic earnings per share	$30,709,712	$15,961,484
Basic earnings per share	$0.28	$0.22

Basic weighted average shares outstanding	110,403,819	71,312,129

	Six months ended June 30, 2013	Six months ended June 30, 2012

DILUTED
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income used in computing basic earnings per share	$30,709,712	$15,961,484
Basic earnings per share	$0.26	$0.20

Basic weighted average shares outstanding	110,403,819	71,312,129
Add: weight average Series B Convertible preferred shares outstanding	8,607,734	7,000,000
Diluted weighted average shares outstanding	119,011,553	78,312,129

For the three months and six months ended June 30, 2013 and 2012, 0 and 457,000 warrants, respectively were not included in include the number of potentially dilutive securities excluded from the calculation of diluted EPS due to anti- because shares issued  in respect of the share warrants exercised was from Chinese shareholders as mentioned in note 21.

34.	EARNINGS PER SHARE
Basic earnings per share is computed by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share reflects the potential dilution of securities by including other potential common stock, including convertible preferred stock, stock options and warrants, in the weighted average number of common shares outstanding for the period, if dilutive. The numerators and denominators used in the computations of basic and dilutive earnings per share are presented in the following table:

	2012	2011
BASIC
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income of continued operation used in computing basic earnings per share	$57,545,832	$15,691,0322
Basic earnings per share	$0.70	$0.23
Basic weighted average shares outstanding	82,016,910	60,158,210

	2012	2011
DILUTED
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income of continued operation used in computing basic earnings per share	$57,545,832	$15,691,032
Basic earnings per share	$0.63	$0.13
Basic weighted average shares outstanding	82,016,910	60,158,210
Add: weight average Series B Convertible preferred shares outstanding	7,000,000	7,000,000
Diluted weighted average shares outstanding	89,016,910	67,158,210

	2012	2011
BASIC
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income of continued and discontinued operation used in computing basic earnings per share	$57,545,832	$25,894,983
Basic earnings per share	$0.70	$0.43
Basic weighted average shares outstanding	82,016,910	60,158,210

	2012	2011
DILUTED
Numerator for basic earnings per share attributable to the Company’s common stockholders:
Net income of continued and discontinued operation used in computing basic earnings per share	$57,545,832	$25,894,983
Basic earnings per share	$0.63	$0.39
Basic weighted average shares outstanding	82,016,910	60,158,210
Add: weight average Series B Convertible preferred shares outstanding	7,000,000	7,000,000
Diluted weighted average shares outstanding	89,016,910	67,158,210